Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name		dei_EntityRegistrantName	Calvert Management Series
Central Index Key		dei_EntityCentralIndexKey	0000319676
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 01, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 01, 2015
Prospectus Date		rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]		cik0000319676_SupplementTextBlock
SUPPLEMENT TO
CALVERT TAX-FREE BOND FUND
Calvert Tax-Free Bond Fund Prospectus
dated April 30, 2015
Date of Supplement: July 1, 2015
The Board of Trustees for Calvert Tax-Free Bond Fund (the “Fund”) has approved certain changes to the Fund: a new Fund name, an increased focus on impact investing, and a restructuring of expenses that results in a reduction in net fund operating expenses.
Effective July 15, 2015, the Prospectus is hereby amended as follows:
On the cover page of the Prospectus and immediately below the Fund name at the beginning of the Fund Summary on page 1 of the Prospectus, revise and restate the description of the “Ticker” as follows:
“Class (Ticker): A (CTTLX)”
All references to “Calvert Tax-Free Bond Fund” are changed to “Calvert Tax-Free Responsible Impact Bond Fund” to reflect the Fund’s new name.

Calvert Tax Free Bond Fund
Prospectus:		rr_ProspectusTable
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table contained under “Fees and Expenses of the Fund – Annual Fund Operating Expenses” for the Fund on page 1 of the Prospectus is deleted and replaced with the following:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The table contained under “Fees and Expenses of the Fund – Example” for the Fund on page 1 of the Prospectus is deleted and replaced with the following:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
After the fourth paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for the Fund on page 1 of the Prospectus, insert the following:
Responsible Impact Investing. The Fund seeks securities that meet its fundamental investment criteria and contribute to the long-term viability of the communities in which the Fund invests. These community impact bonds include investments that support affordable housing, prioritize education resources and provide assistance to children, the elderly and veterans, among others. In evaluating municipal bonds for purchase, the Fund also considers the environmental impact, social impact, governance impact, and how essential the underlying project is to the community.

Calvert Tax Free Bond Fund | Class A
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 454
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	639
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	852
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,464

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through April 30, 2017. Direct net operating expenses will not exceed 0.80% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 day's prior notice to shareholders.